OTHER PROVISIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
At December 31, 2024	$ 17,144
Acquisition of MSG (Note 5 (b))	7,362
Foreign exchange	(8,976)	$ (12,268)	$ (56)
At December 31, 2025	92,671	17,144
Long Term Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2024	13,860	11,964	13,015
Periodic service and finance cost	2,487	1,045	1,032
Change in provision for the period		789	841
Actuarial changes	324	1,695	(774)
Settlement during the year	(3,159)	(1,633)	(2,150)
Addition of CVR (Note 5 (a))
Acquisition of MSG (Note 5 (b))	2,048
Foreign exchange
At December 31, 2025	15,560	13,860	11,964
Provisionfor Legal Claims [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2024	3,284	672	524
Periodic service and finance cost
Change in provision for the period	2,248	2,612	148
Actuarial changes
Settlement during the year
Addition of CVR (Note 5 (a))
Acquisition of MSG (Note 5 (b))	35,954
Foreign exchange
At December 31, 2025	41,486	3,284	672
Deferred Consideration [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2024
Periodic service and finance cost
Change in provision for the period
Actuarial changes
Settlement during the year
Addition of CVR (Note 5 (a))
Acquisition of MSG (Note 5 (b))	23,643
Foreign exchange
At December 31, 2025	23,643
C V R [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2024
Periodic service and finance cost
Change in provision for the period	2,417
Actuarial changes
Settlement during the year
Addition of CVR (Note 5 (a))	9,120
Acquisition of MSG (Note 5 (b))
Foreign exchange	445
At December 31, 2025	11,982
Total [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2024	17,144	12,636	13,539
Periodic service and finance cost	2,487	1,045	1,032
Change in provision for the period	4,665	3,401	989
Actuarial changes	324	1,695	(774)
Settlement during the year	(3,159)	(1,633)	(2,150)
Addition of CVR (Note 5 (a))	9,120
Acquisition of MSG (Note 5 (b))	61,645
Foreign exchange	445
At December 31, 2025	$ 92,671	$ 17,144	$ 12,636